CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Liabilities	¥ 18,594,587	$ 2,547,447	¥ 18,754,800
Class Y Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, issued	83,715,114	83,715,114	83,715,114
Ordinary shares, outstanding	83,715,114	83,715,114	83,715,114
Class Z Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0001
Ordinary shares, authorized	9,800,000,000	9,800,000,000	9,800,000,000
Ordinary shares, issued	337,546,303	337,546,303	337,546,303
Ordinary shares, outstanding	332,838,671	332,838,671	328,441,712
Consolidated VIEs without recourse to the primary beneficiary
Liabilities | ¥	¥ 19,202,838		¥ 20,038,653